UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22438

Voya Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets High Dividend Equity Fund

The schedules are not audited.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 91.1%
		Brazil: 3.8%
547,825		BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	$1,609,917	0.9
430,712	@	Cia Energetica de Minas Gerais ADR	736,517	0.4
246,194		Cia Hering	960,214	0.6
431,596		Duratex SA	747,401	0.4
133,585		Totvs S.A.	1,155,619	0.7
164,745		Tractebel Energia S.A.	1,424,753	0.8
			6,634,421	3.8

		Chile: 2.8%
129,578	@	Banco Santander Chile ADR	2,342,770	1.3
10,431,463		Enersis SA	2,540,601	1.5
			4,883,371	2.8

		China: 27.8%
378,000		Beijing Enterprises Holdings Ltd.	2,361,395	1.4
578,000		BOC Hong Kong Holdings Ltd.	1,771,591	1.0
2,776,000		China BlueChemical Ltd.	754,122	0.4
5,510,000		China Communications Services Corp., Ltd.	2,122,277	1.2
6,240,000		China Construction Bank	4,298,210	2.5
909,000		China Life Insurance Co., Ltd.	3,140,950	1.8
688,000		China Overseas Land & Investment Ltd.	2,278,632	1.3
3,671,200		China Petroleum & Chemical Corp.	2,270,011	1.3
3,334,000		China Resources Cement Holdings Ltd.	1,084,745	0.6
1,056,000		China Resources Land Ltd.	2,848,029	1.6
890,000		China Resources Power Holdings Co.	1,673,690	1.0
481,000		China Shineway Pharmaceutical Group Ltd.	625,450	0.4
1,788,000		China Unicom Hong Kong Ltd.	2,219,731	1.3
1,160,000		COSCO Pacific Ltd.	1,427,861	0.8
5,990,000		Datang International Power Generation Co., Ltd.	1,927,312	1.1
1,582,000		Harbin Electric Co. Ltd.	792,684	0.5
216,000		Hengan International Group Co., Ltd.	2,178,628	1.3
7,569,768		Industrial & Commercial Bank of China	4,585,877	2.6
1,120,000		Jiangsu Expressway Co. Ltd.	1,455,188	0.8
4,704,500		Parkson Retail Group Ltd.	604,365	0.3
2,618,000		PetroChina Co., Ltd.	1,854,991	1.1
878,000		Shanghai Industrial Holdings Ltd.	2,295,003	1.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
943,200		Shanghai Pharmaceuticals Holding Co. Ltd.	$2,068,758	1.2
1,437,000		Zhejiang Expressway Co., Ltd.	1,747,058	1.0
			48,386,558	27.8

		Czech Republic: 1.2%
10,350		Komercni Banka AS	2,101,102	1.2

		Egypt: 0.2%
245,707	@	Global Telecom Holding GDR	276,420	0.2

		Hong Kong: 3.3%
467,228		AIA Group Ltd.	2,789,733	1.6
34,950,000		Emperor Watch & Jewellery Ltd.	891,514	0.5
879,000		Hang Lung Properties Ltd.	2,060,134	1.2
			5,741,381	3.3

		India: 6.9%
277,118		GAIL India Ltd.	1,520,720	0.9
161,464	@	ICICI Bank Ltd. ADR	1,341,766	0.8
445,757		ITC Ltd.	2,289,714	1.3
1,299,495		NTPC Ltd.	2,555,497	1.5
514,040		Punjab National Bank	1,117,473	0.6
166,325		Reliance Industries Ltd.	2,411,412	1.4
207,368		Tata Steel Ltd.	715,076	0.4
			11,951,658	6.9

		Indonesia: 1.1%
5,333,300		Indofood Sukses Makmur Tbk PT	1,875,821	1.1

		Macau: 0.9%
486,400		Sands China Ltd.	1,638,683	0.9

		Malaysia: 3.4%
868,300		AirAsia BHD	276,409	0.2
1,291,077		Berjaya Sports Toto BHD	935,607	0.5
3,147,000		IJM Corp. Bhd	2,513,632	1.4
1,135,800		Malayan Banking BHD	2,216,160	1.3
			5,941,808	3.4

		Mexico: 2.2%
1,268,689		Grupo Financiero Santander Mexico SAB de CV	2,471,832	1.4
571,749		Kimberly-Clark de Mexico SA de CV	1,351,236	0.8
			3,823,068	2.2

		Panama: 0.4%
13,552	@	Copa Holdings S.A.	699,961	0.4

		Poland: 2.0%
95,676		PKP Cargo SA	1,525,810	0.9

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Poland: (continued)
213,840		Powszechny Zaklad Ubezpieczen SA	$2,043,084	1.1
			3,568,894	2.0

		Russia: 3.7%
396,111	@	Gazprom PAO ADR	1,632,175	0.9
37,809		Lukoil OAO	1,442,527	0.8
6,995	@	Lukoil PJSC ADR	267,769	0.2
247,976	@	Mobile TeleSystems PJSC ADR	1,748,231	1.0
133,571		Severstal PAO	1,417,907	0.8
			6,508,609	3.7

		Singapore: 1.3%
1,596,000		First Resources Ltd.	2,248,021	1.3

		South Africa: 5.1%
92,331		Barclays Africa Group Ltd.	1,013,477	0.6
783,290		Growthpoint Properties Ltd.	1,305,777	0.7
193,063		MTN Group Ltd.	1,931,538	1.1
1,027,619		PPC Ltd.	1,189,263	0.7
178,875		Shoprite Holdings Ltd.	1,754,817	1.0
196,879		Standard Bank Group Ltd.	1,765,566	1.0
			8,960,438	5.1

		South Korea: 12.7%
72,124		Hite Jinro Co. Ltd.	1,503,066	0.9
80,793		Hyundai Marine & Fire Insurance Co., Ltd.	2,363,633	1.3
9,049		Hyundai Motor Co.	1,150,704	0.7
83,120		KB Financial Group, Inc.	2,528,530	1.4
105,243		KT Corp.	2,737,049	1.6
85,525		LG Display Co., Ltd.	1,883,993	1.1
7,344		POSCO	1,073,722	0.6
4,269		Samsung Electronics Co., Ltd.	4,725,539	2.7
72,070		Shinhan Financial Group Co., Ltd.	2,587,554	1.5
14,071		SK Innovation Co. Ltd.	1,546,958	0.9
			22,100,748	12.7

		Taiwan: 10.7%
1,617,000		Cathay Financial Holding Co., Ltd.	2,261,721	1.3
695,959		Cheng Uei Precision Industry Co., Ltd.	905,396	0.5
4,998,945		CTBC Financial Holding Co. Ltd.	2,617,847	1.5
58,583		MediaTek, Inc.	466,849	0.3
139,000		Phison Electronics Corp.	1,059,083	0.6
805,700		Powertech Technology, Inc.	1,738,719	1.0
950,000		Quanta Computer, Inc.	1,484,248	0.9
366,000		Radiant Opto-Electronics Corp.	955,316	0.5
1,290,000		Taiwan Semiconductor Manufacturing Co., Ltd.	5,520,048	3.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: (continued)
570,000	TPK Holding Co. Ltd.	$1,616,290	0.9
		18,625,517	10.7

	Thailand: 0.4%
86,000	PTT PCL	613,377	0.4

	Turkey: 1.0%
1,857,183	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,767,749	1.0

	United Kingdom: 0.2%
69,938	Anglo American PLC	424,620	0.2

	Total Common Stock
	(Cost $206,561,559)	158,772,225	91.1

PREFERRED STOCK: 5.6%
	Brazil: 2.8%
312,502	Gerdau SA	492,701	0.3
121,595	Itau Unibanco Holding S.A.	873,385	0.5
1,072,809	Randon SA Implementos e Participacoes	745,892	0.4
215,907	Telefonica Brasil SA	2,064,761	1.2
281,672	Vale SA	773,888	0.4
		4,950,627	2.8

	South Korea: 2.8%
17,367	Hyundai Motor Co.- Series 2	1,670,368	1.0
3,392	Samsung Electronics Co., Ltd.	3,206,986	1.8
		4,877,354	2.8

	Total Preferred Stock
	(Cost $17,485,515)	9,827,981	5.6

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.2%
	India: 0.2%
INR 16,243,688	NTPC Ltd., 8.490%, 03/25/25	261,353	0.2

	Total Corporate Bonds/Notes
	(Cost $260,086)	261,353	0.2

	Total Long-Term Investments
	(Cost $224,307,160)	168,861,559	96.9

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Mutual Funds: 1.7%
2,908,719	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.130%††
	(Cost $2,908,719)	$2,908,719	1.7

	Total Short-Term Investments
	(Cost $2,908,719)	2,908,719	1.7

	Total Investments in Securities (Cost $227,215,879)	$171,770,278	98.6
	Assets in Excess of Other Liabilities	2,428,247	1.4
	Net Assets	$174,198,525	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of November 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

INR	Indian Rupee

Cost for federal income tax purposes is $229,516,170.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,507,984
Gross Unrealized Depreciation	(63,253,876)

Net Unrealized Depreciation	$(57,745,892)

Sector Diversification	Percentage of Net Assets
Financials	33.0%
Information Technology	14.2
Industrials	9.1
Consumer Staples	7.7
Telecommunication Services	7.6
Utilities	7.4
Energy	7.0
Materials	4.8
Consumer Discretionary	4.5
Health Care	1.6
Short-Term Investments	1.7
Assets in Excess of Other Liabilities	1.4
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Common Stock
Brazil	$6,634,421	$–	$–	$6,634,421
Chile	4,883,371	–	–	4,883,371

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
China	$–	$46,958,697	$1,427,861	$48,386,558
Czech Republic	–	2,101,102	–	2,101,102
Egypt	276,420	–	–	276,420
Hong Kong	–	5,741,381	–	5,741,381
India	1,341,766	10,609,892	–	11,951,658
Indonesia	–	1,875,821	–	1,875,821
Macau	–	1,638,683	–	1,638,683
Malaysia	935,607	5,006,201	–	5,941,808
Mexico	3,823,068	–	–	3,823,068
Panama	699,961	–	–	699,961
Poland	–	3,568,894	–	3,568,894
Russia	3,648,175	2,860,434	–	6,508,609
Singapore	–	2,248,021	–	2,248,021
South Africa	–	8,960,438	–	8,960,438
South Korea	–	22,100,748	–	22,100,748
Taiwan	–	18,625,517	–	18,625,517
Thailand	–	613,377	–	613,377
Turkey	–	1,767,749	–	1,767,749
United Kingdom	–	424,620	–	424,620
Total Common Stock	22,242,789	135,101,575	1,427,861	158,772,225
Preferred Stock	4,950,627	4,877,354	–	9,827,981
Corporate Bonds/Notes	–	261,353	–	261,353
Short-Term Investments	2,908,719	–	–	2,908,719
Total Investments, at fair value	$30,102,135	$140,240,282	$1,427,861	$171,770,278
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(140,888)	$–	$(140,888)
Total Liabilities	$–	$(140,888)	$–	$(140,888)

(1)	For the period ended November 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At November 30, 2015, securities valued at $631,228 and $626,356 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy. In addition, securities valued at $1,671,815 were transferred from Level 2 to Level 3 due to significant unobservable inputs.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2015, the following over-the-counter written options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
514,600	BNP Paribas Bank	Call on iShares MSCI Emerging Markets ETF	35.120	USD	12/18/15	$386,757	$(134,911)
513,500	Societe Generale	Call on iShares MSCI Emerging Markets ETF	35.371	USD	12/04/15	386,101	(5,977)
		Total Written OTC Options				$772,858	$(140,888)

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2015 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives

Equity contracts	Written options	$140,888
Total Liability Derivatives		$140,888

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2015:

	BNP Paribas Bank	Societe Generale	Totals
Liabilities:
Written options	$134,911	$5,977	$140,888
Total Liabilities	$134,911	$5,977	$140,888

Net OTC derivative instruments by counterparty, at fair value	$(134,911)	$(5,977)	(140,888)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(134,911)	$(5,977)	$(140,888)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Emerging Markets High Dividend Equity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 22, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 22, 2016